Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of dollars)	2017	2016
Regulatory assets:
Deferred income tax regulatory asset	1,762	1,587
Pension benefit regulatory asset	981	900
Post-retirement and post-employment benefits	36	243
Environmental	196	204
Share-based compensation	40	31
Debt premium	27	32
Foregone revenue deferral	23	—
Distribution system code exemption	10	10
B2M LP start-up costs	4	5
Retail settlement variance account	—	145
2015-2017 rate rider	—	7
Pension cost variance	—	4
Other	16	14
Total regulatory assets	3,095	3,182
Less: current portion	(46)	(37)
	3,049	3,145

Regulatory liabilities:
Green Energy expenditure variance	60	69
External revenue variance	46	64
CDM deferral variance	28	54
Pension cost variance	23	—
2015-2017 rate rider	6	—
Deferred income tax regulatory liability	5	4
Other	17	18
Total regulatory liabilities	185	209
Less: current portion	(57)	—
	128	209